Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					9 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) $ / shares
Number of Options Outstanding
Outstanding, Beginning Balance					88,843,972		91,074,140
Granted					14,243,500		26,627,300
Exercised					(11,533,123)		(17,970,673)
Forfeited					(8,022,851)		(8,959,200)
Expired					(1,314,412)		(321,714)
Outstanding, Ending Balance	82,217,086	88,843,972	90,449,853	91,074,140	82,217,086		90,449,853
Vested and expected to vest	124,986,857	118,546,834				124,986,857
Exercisable	30,352,231	32,925,154				30,352,231
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance | $ / shares						$ 2.38		$ 1.69
Granted | $ / shares						2.95		3.58
Exercised | $ / shares						1.34		0.46
Forfeited | $ / shares						3.03		2.86
Expired | $ / shares						4.49		3.87
Outstanding, Ending Balance | $ / shares	$ 2.53	$ 2.38	$ 2.38	$ 1.69		$ 2.53		$ 2.38
Weighted Average Remaining Contractual Life, Outstanding, Options	6 years 7 months 9 days	6 years 9 months 7 days	7 years 5 months 4 days	8 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 1,536,695	$ 164,363	$ 214,988	$ 425,988		$ 1,536,695		$ 214,988
Aggregate Intrinsic Value, Vested and expected to vest, Options | $	2,997,314	354,839				2,997,314
Aggregate Intrinsic Value, Exercisable, Options | $	$ 578,008	$ 80,801				$ 578,008
Weighted-average grant date fair value for options granted | $ / shares						$ 1.47		$ 1.58
Recognized share-based compensation expenses | ¥					¥ 126,895		¥ 282,267
Nio Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Requisite service period					4 years
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					36 months
Vesting percentage					75.00%
Nio Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					7 years
Requisite service period					4 years
Nio Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Requisite service period					5 years
Options | Nio Incentive Plan [Member]
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥					¥ 123,781		¥ 278,837